Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Parenthetical) (Detail)
€ in Millions
12 Months Ended
Dec. 31, 2016 EUR (€)
Sanofi Pasteur MSD [Member]
Disclosure of operating segments [Line Items]
Other costs of Divestment in Associates and Joint Ventures	€ 52
Alnylam Pharmaceuticals, Inc [Member]
Disclosure of operating segments [Line Items]
Impairment loss	€ 457